PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Aug. 31, 2022	Aug. 31, 2021
PROPERTY AND EQUIPMENT
Depreciation expense	$ 31,839	$ 10,288	$ 139,158	$ 35,868